Fees Summary	Mar. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 212,064,230.43
Previously Paid Amount	0.00
Total Fee Amount	29,286.07
Total Offset Amount	0.00
Net Fee	$ 29,286.07